SCHEDULE OF REVENUES BY GEOGRAPHICAL AREAS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Segment Reporting [Line Items]
Total revenues	$ 4,889,407	$ 37,902,684	$ 5,978,961
HONG KONG
Segment Reporting [Line Items]
Total revenues	$ 4,889,407	$ 37,902,684	$ 5,978,961